Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Details) - Financial assets past due but not impaired - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,274	$ 2,317
Residential mortgages
Disclosure of detailed information about financial instruments [line items]
Total loans	849	861
Credit cards, consumer instalment and other personal
Disclosure of detailed information about financial instruments [line items]
Total loans	876	832
Business and government
Disclosure of detailed information about financial instruments [line items]
Total loans	549	624
30 to 89 days
Disclosure of detailed information about financial instruments [line items]
Total loans	2,077	2,131
30 to 89 days | Residential mortgages
Disclosure of detailed information about financial instruments [line items]
Total loans	837	854
30 to 89 days | Credit cards, consumer instalment and other personal
Disclosure of detailed information about financial instruments [line items]
Total loans	700	661
30 to 89 days | Business and government
Disclosure of detailed information about financial instruments [line items]
Total loans	540	616
90 days or more
Disclosure of detailed information about financial instruments [line items]
Total loans	197	186
90 days or more | Residential mortgages
Disclosure of detailed information about financial instruments [line items]
Total loans	12	7
90 days or more | Credit cards, consumer instalment and other personal
Disclosure of detailed information about financial instruments [line items]
Total loans	176	171
90 days or more | Business and government
Disclosure of detailed information about financial instruments [line items]
Total loans	9	8
90 days or more | Securitized Loans
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 12	$ 7